Direct Contracting (Tables)	9 Months Ended
Sep. 30, 2021
Direct Contracting [Abstract]
Schedule of Performance Guarantees
The tables below include the financial statement impacts of the performance guarantee:

September 30, 2021
(in thousands)
Direct Contracting performance year receivable	$220,738
Direct Contracting performance year obligation(1)	244,599
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(1)This obligation represents the consideration due to providers, net of the shared savings or loss for the period and amortization of the liability.

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
	(in thousands)
Amortization of the Direct Contracting performance year receivable	$(223,309)	$(441,476)
Amortization of the Direct Contracting performance year obligation	223,309	441,476

Direct Contracting revenue	222,647	439,020